Schedule of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease expense	¥ 571	¥ 354	¥ 720
Short-term lease expense	273	232	18
Total lease expense	¥ 844	¥ 586	¥ 738